Note 9 - Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 21,924	$ 29,023	$ 75,966	$ 93,970	$ 93,970	$ 168,767
Other comprehensive loss, net of tax	(4)	(14)	420	469	1,289	(888)
Balance	20,810	21,924	65,656	75,966	29,023	93,970
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	(4)	10	(764)	(1,254)	(1,254)	(391)
Other comprehensive loss, net of tax	(4)	(14)	420	490	1,264	(863)
Balance	(8)	(4)	(344)	(764)	10	(1,254)
A O C I Change In Fair Value Due To Instrument Specific Credit Risk [Member]
Balance			(46)	(25)	(25)
Other comprehensive loss, net of tax			0	(21)
Balance			(46)	(46)		(25)
AOCI Attributable to Parent [Member]
Balance	(4)	10	(810)	(1,279)	(1,279)	(391)
Other comprehensive loss, net of tax	(4)	(14)	420	469	1,289	(888)
Balance	$ (8)	$ (4)	$ (390)	$ (810)	$ 10	$ (1,279)